Financial Assets at Fair Value through Profit and Loss (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial Assets at Fair Value through Profit and Loss [Abstract]
Traded loans included in "Other trading assets"	€ 10,876	€ 13,200
Group's maximum exposure to credit risk on drawn loans, including securities purchased under resale agreements and securities borrowed	€ 82,899	€ 76,000